Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of numerator and denominator used to calculate basic earnings per share and diluted earnings per share
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Numerator:
Net (loss) income - basic	$(10,469)	$(13,499)	$51,445	$(19,953)
Reverse: change in fair value of warrant liabilities	-	-	(74,731)	-
Net loss - diluted	$(10,469)	$(13,499)	$(23,286)	$(19,953)

Denominator:
Weighted average shares outstanding, basic	139,237,805	82,990,664	137,416,593	82,577,953

Dilutive effect of warrants	-	-	181,942	-

Weighted average shares outstanding, diluted	139,237,805	82,990,664	137,598,535	82,577,953

Net (loss) income per share, basic	$(0.08)	$(0.16)	$0.37	$(0.24)

Net loss per share, diluted	$(0.08)	$(0.16)	$(0.17)	$(0.24)

	2020	2019
Numerator:
Net loss	$(60,606)	$(14,901)

Denominator:
Weighted average shares outstanding, basic and diluted	84,565,448	79,823,065

Net loss per share, basic and diluted	$(0.72)	$(0.19)

Schedule of antidilutive securities, include outstanding stock options, warrants, convertible debt excluded from the computation of diluted net loss per share
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Stock options	11,399,635	11,584,747	11,399,635	11,584,747
Private Warrants	4,233,333	-	-	-
XL Legacy Warrants	6,117	2,507,338	6,117	2,507,338
Restricted stock units	322,225	-	322,225	-
Total	15,961,310	14,092,085	11,727,977	14,092,085

	2020	2019

Stock options	10,975,222	10,087,294
Warrants	12,149,117	5,849,164
Total	23,124,339	15,936,458